Contingent Payment Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Contingent Payment Obligation
Contingent Payment Obligation

Note 7 – Contingent Payment Obligation

On September 6, 2017, the Company entered into a litigation funding agreement with Therium Inc. (subsequently Therium Luxembourg) and VGL Capital, LLC (collectively the “Funders”) for financing of $1,500,000 from the Funders to allow the Company to pursue patent enforcement actions against alleged infringements of its patents. In exchange for the financing, the Funders are entitled to receive (after the payment of legal fees), the first $1,500,000 from the gross proceeds of any claims awarded, 10% of any additional claim proceeds until the Funders have received an additional $7,500,000, and 2.5% of any claim proceeds thereafter.  The Funders are to be paid only if the Company achieves recoveries of claim proceeds.  At March 31, 2023 and December 31, 2022, the Company has reflected the $1,500,000 received from the Funders as a contingent payment obligation to be paid only if patent enforced claim proceeds are recovered.

Note 8 – Contingent Payment Obligation

On September 6, 2017, the Company entered into a litigation funding agreement with Therium Inc. (subsequently Therium Luxembourg) and VGL Capital, LLC (collectively the “Funders”) for financing of $1,500,000 from the Funders to allow the Company to pursue patent enforcement actions against alleged infringements of its patents. In exchange for the financing, the Funders are entitled to receive( after the payment of legal fees),  the first $1,500,000 from the gross proceeds of any claims awarded, 10% of any additional claim proceeds until the Funders have received an additional $7,500,000, and 2.5% of any claim proceeds thereafter.  The Funders are to be paid only  if the Company achieves recoveries of claim proceeds.  At December 31, 2022 and 2021, the Company has reflected the $1,500,000 received from the Funders as a contingent payment obligation to be paid only if patent enforced claim proceeds are recovered.